Derivatives - Notional contract amounts and fair value of derivatives by product contract type held by HSBC (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 34,101,683	$ 30,052,812
Notional contract amount of hedging instruments	546,404	488,270
Fair value of trading assets	$ 358,015	$ 373,855
Fair value of hedging assets	5,907	7,528
Gross total fair values of derivative assets	363,922	381,383
Fair value of derivative assets	249,672	268,637
Fair value of trading liabilities	364,654	372,189
Fair value of hedging liabilities	7,197	5,005
Gross total fair values of derivative liabilities	371,851	377,194
Fair value of derivative liabilities	257,601	264,448
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative liabilities	(114,250)	(112,746)
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative assets	(114,250)	(112,746)
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 14,089,219	$ 11,706,591
Notional contract amount of hedging instruments	102,052	82,161
Fair value of trading assets	$ 119,794	$ 142,055
Fair value of hedging assets	592	2,738
Gross total fair values of derivative assets	120,386	144,793
Fair value of trading liabilities	120,166	133,910
Fair value of hedging liabilities	2,114	75
Gross total fair values of derivative liabilities	122,280	133,985
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 18,843,944	$ 17,316,173
Notional contract amount of hedging instruments	444,352	406,109
Fair value of trading assets	$ 216,249	$ 209,794
Fair value of hedging assets	5,315	4,790
Gross total fair values of derivative assets	221,564	214,584
Fair value of trading liabilities	212,818	212,980
Fair value of hedging liabilities	5,083	4,930
Gross total fair values of derivative liabilities	217,901	217,910
Equities
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 868,213	$ 768,732
Notional contract amount of hedging instruments	0	0
Fair value of trading assets	$ 16,443	$ 17,116
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	16,443	17,116
Fair value of trading liabilities	24,133	20,643
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	24,133	20,643
Credit
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 151,437	$ 143,136
Notional contract amount of hedging instruments	0	0
Fair value of trading assets	$ 1,237	$ 1,756
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	1,237	1,756
Fair value of trading liabilities	2,106	1,769
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	2,106	1,769
Commodity and other
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 148,870	$ 118,180
Notional contract amount of hedging instruments	0	0
Fair value of trading assets	$ 4,292	$ 3,134
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	4,292	3,134
Fair value of trading liabilities	5,431	2,887
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	$ 5,431	$ 2,887